Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	000-53002
Entity Registrant Name	RAPHAEL PHARMACEUTICAL INC.
Entity Central Index Key	0001415397
Entity Tax Identification Number	26-0204284
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4 Lui Paster
Entity Address, City or Town	Tel Aviv-Jaffa
Entity Address, Country	IL
Entity Address, Postal Zip Code	6803605
City Area Code	+972
Local Phone Number	52 775 5072
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false